Share-based Compensation - Red Kingdom - Summary of Non-vested Restricted Share Activity (Details)	12 Months Ended
Dec. 31, 2017 $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Numbers of non-vested restricted shares, Beginning Balance | shares	2,309,490
Numbers of non-vested restricted shares, Vested | shares	(2,309,490)
Numbers of non-vested restricted shares, Ending Balance | shares	693,333
Weighted average grant date fair value, Beginning Balance | $ / shares	$ 1.31
Weighted average grant date fair value, Vested | $ / shares	1.03
Weighted average grant date fair value, Ending Balance | $ / shares	$ 2.57
Red Kingdom
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Numbers of non-vested restricted shares, Beginning Balance | shares	2,784,999
Numbers of non-vested restricted shares, Vested | shares	(811,667)
Numbers of non-vested restricted shares, Forfeited | shares	(1,329,999)
Numbers of non-vested restricted shares, Transferred to the company | shares	(643,333)
Weighted average grant date fair value, Beginning Balance | $ / shares	$ 0.60
Weighted average grant date fair value, Vested | $ / shares	0.60
Weighted average grant date fair value, Forfeited | $ / shares	0.60
Weighted average grant date fair value, Transferred to the Company | $ / shares	$ 0.60